Class K [Member] Average Annual Total Returns - Class K	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 1000® Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	24.51%	14.28%	12.87%
Russell Midcap® Value Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	13.07%	8.59%	8.10%
Class K Shares
Prospectus [Line Items]
Average Annual Return, Percent	9.46%	9.93%	8.91%
Class K Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	6.81%	8.06%	6.49%
Class K Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	7.09%	7.43%	6.33%